Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Trading Symbol	EVOP
Entity Registrant Name	EVO Payments, Inc.
Entity Central Index Key	0001704596
Entity Filer Category	Non-accelerated Filer